FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Effectiveness of hedging relationships (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value hedges | Interest rate swaps | Fixed rate | Other operating income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Hedge Ineffectiveness recognized in P&L	$ (3,746)	$ 663	$ 14,158